Consolidated Statements of Comprehensive Income $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Statement Line Items [Line Items]
Net loss for the year	$ (69,981)	$ (38,246)
Items that may be subsequently reclassified to net income (loss):
Foreign currency translation adjustment of subsidiary	(28,067)	5,062
Other comprehensive loss for the year	$ (98,048)	$ (33,184)